Income Tax (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Statutory rate	27.00%	27.00%
USA [Member]
Statement [Line Items]
Tax loss carryforwards	$ 539,080	$ 10,303,206
Europe [Member]
Statement [Line Items]
Tax loss carryforwards	$ 839,770	$ 400,570